UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                    Oppenheimer International Growth Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer International Growth Fund/VA

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.0%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.4%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Continental AG                                                                27,640    $     1,502,165
---------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Porsche AG, Preferred                                                          1,752          1,135,847
---------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                             6,600            253,165
                                                                                        -----------------
                                                                                              1,389,012
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                                                18,100            855,949
---------------------------------------------------------------------------------------------------------
William Hill plc                                                              78,510            758,994
                                                                                        -----------------
                                                                                              1,614,943
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.9%
Daito Trust Construction Co. Ltd.                                             17,703            717,678
---------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                  4,452            430,757
---------------------------------------------------------------------------------------------------------
Sharp Corp.                                                                   81,000          1,116,175
---------------------------------------------------------------------------------------------------------
Sony Corp.                                                                    21,500            734,809
                                                                                        -----------------
                                                                                              2,999,419
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
LG Home Shopping, Inc.                                                        23,190            894,788
---------------------------------------------------------------------------------------------------------
Next plc                                                                      38,200          1,130,391
                                                                                        -----------------
                                                                                              2,025,179
---------------------------------------------------------------------------------------------------------
MEDIA--6.0%
British Sky Broadcasting Group plc                                            22,431            194,800
---------------------------------------------------------------------------------------------------------
Gestevision Telecinco SA 1                                                    22,069            399,615
---------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                              15,300            806,769
---------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                  71,200            809,327
---------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The)                                                         90,584            752,147
---------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                30,970            879,702
---------------------------------------------------------------------------------------------------------
Sogecable SA 1                                                                 9,100            366,678
---------------------------------------------------------------------------------------------------------
Vivendi Universal SA 1                                                        45,860          1,176,607
---------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                           284,500            941,870
                                                                                        -----------------
                                                                                              6,327,515
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Takashimaya Co. Ltd.                                                          23,973            199,820
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Hennes & Mauritz AB, B Shares                                                 55,100          1,517,458
---------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                         375,680          1,162,406
                                                                                        -----------------
                                                                                              2,679,864
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Compagnie Financiere Richemont AG, A Shares                                   19,150            531,389
---------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                           62,900          1,128,013
                                                                                        -----------------
                                                                                              1,659,402
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.6%
---------------------------------------------------------------------------------------------------------
BEVERAGES--2.8%
Foster's Group Ltd.                                                          229,469            789,862
---------------------------------------------------------------------------------------------------------
Heineken NV                                                                   29,600            892,324
---------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                               9,780          1,300,213
                                                                                        -----------------
                                                                                              2,982,399
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Carrefour SA                                                                   6,490            305,660
---------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                               28,917            286,613
                                                                                        -----------------
                                                                                                592,273
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Cadbury Schweppes plc                                                         66,230            510,062
---------------------------------------------------------------------------------------------------------
Nestle SA                                                                      2,068            475,020
---------------------------------------------------------------------------------------------------------
Unilever plc                                                                  63,900            520,776
                                                                                        -----------------
                                                                                              1,505,858
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
L'Oreal SA                                                                    11,860            778,046
---------------------------------------------------------------------------------------------------------
ENERGY--4.8%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.9%
Technip SA                                                                    12,660          2,046,799
---------------------------------------------------------------------------------------------------------
OIL & GAS--2.9%
BP plc, ADR                                                                   18,200          1,047,046
---------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                             7,420          1,513,372
---------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                 12,900            453,435
                                                                                        -----------------
                                                                                              3,013,853
---------------------------------------------------------------------------------------------------------
FINANCIALS--17.4%
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.9%
ABN Amro Holding NV                                                           33,700            766,552
---------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                       167,022          3,063,829
---------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 1                                              82,625          1,140,225
---------------------------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                                         137,000            552,906
---------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                           263          2,196,946
---------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.                                                  15,500            304,326
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                        45,147          1,305,692
---------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                       12,270          1,087,245
                                                                                        -----------------
                                                                                             10,417,721
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
3i Group plc                                                                 142,120          1,430,600
---------------------------------------------------------------------------------------------------------
Collins Stewart Tullett plc                                                  208,165          1,508,852
---------------------------------------------------------------------------------------------------------
MLP AG                                                                        63,293          1,016,989
                                                                                        -----------------
                                                                                              3,956,441
---------------------------------------------------------------------------------------------------------
INSURANCE--1.6%
AMP Ltd.                                                                     217,376            985,520
---------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                       182,800            723,135
                                                                                        -----------------
                                                                                              1,708,655
---------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
Solidere, GDR 1,2                                                            102,500            707,250
---------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                       104,000          1,110,758
                                                                                        -----------------
                                                                                              1,818,008
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Housing Development Finance Corp. Ltd.                                        30,000            398,319

---------------------------------------------------------------------------------------------------------
HEALTH CARE--12.3%
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Art Advanced Research Technologies, Inc. 1                                    42,800             51,914
---------------------------------------------------------------------------------------------------------
Essilor International SA                                                      16,680          1,073,506
---------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                                           80,000            290,098
---------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                  22,000            501,932
                                                                                        -----------------
                                                                                              1,917,450
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Nicox SA 1                                                                   148,670            586,112
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--10.0%
AstraZeneca plc                                                                4,680            192,085
---------------------------------------------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd., Sponsored ADR                                  18,500            298,220
---------------------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd.                                              17,000            383,993
---------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                           36,532            788,432
---------------------------------------------------------------------------------------------------------
H. Lundbeck AS                                                                47,800            866,695
---------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                              31,700          1,205,172
---------------------------------------------------------------------------------------------------------
Novogen Ltd. 1                                                               705,800          2,542,452
---------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                          17,525          1,272,826
---------------------------------------------------------------------------------------------------------
Schering AG                                                                   13,636            859,791
---------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                           46,000            660,219
---------------------------------------------------------------------------------------------------------
SkyePharma plc 1                                                             373,660            392,720
---------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                13,000            590,829
---------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                            16,200            420,390
                                                                                        -----------------
                                                                                             10,473,824
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.5%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
Empresa Brasileira de Aeronautica SA, Preference                             401,126          2,637,214
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
BTG plc 1                                                                    243,744            432,852
---------------------------------------------------------------------------------------------------------
Buhrmann NV                                                                   43,125            325,549
---------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                             23,200            382,586
---------------------------------------------------------------------------------------------------------
Randstad Holding NV                                                           25,000            906,621
                                                                                        -----------------
                                                                                              2,047,608
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.6%
Koninklijke Boskalis Westminster NV                                            7,900            209,760
---------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                        62,185            433,528
                                                                                        -----------------
                                                                                                643,288
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Ushio, Inc.                                                                   76,000          1,283,534
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Aalberts Industries NV                                                        44,838          1,631,061
---------------------------------------------------------------------------------------------------------
Siemens AG                                                                    12,853            943,093
                                                                                        -----------------
                                                                                              2,574,154
---------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Hyundai Heavy Industries Co. Ltd.                                             28,963            779,386
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.9%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.2%
Nokia Oyj                                                                     40,200            553,941
---------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                                  894,900          2,778,009
                                                                                        -----------------
                                                                                              3,331,950
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Logitech International SA 1                                                   11,245            546,400
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.3%
Electrocomponents plc                                                        133,080            749,984
---------------------------------------------------------------------------------------------------------
Epcos AG 1                                                                    40,090            603,779
---------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                  4,200            884,934
---------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                    6,100            617,679
---------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                38,000            846,248
---------------------------------------------------------------------------------------------------------
Omron Corp.                                                                   46,686          1,033,317
---------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                 160,400          1,452,444
---------------------------------------------------------------------------------------------------------
TDK Corp.                                                                      6,900            460,355
                                                                                        -----------------
                                                                                              6,648,740
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.1%
T-Online International AG 1                                                   14,929            161,899
---------------------------------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                                              106            472,117
---------------------------------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                                              106            468,263
                                                                                        -----------------
                                                                                              1,102,279
---------------------------------------------------------------------------------------------------------
IT SERVICES--2.8%
Amadeus Global Travel Distribution SA                                         90,800            719,322
---------------------------------------------------------------------------------------------------------
Getronics NV 1                                                                66,700            139,358
---------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                     39,988          1,475,955
---------------------------------------------------------------------------------------------------------
NIIT Ltd.                                                                     49,800            169,043
---------------------------------------------------------------------------------------------------------
NIIT Technologies Ltd. 1                                                      74,700            270,724
---------------------------------------------------------------------------------------------------------
United Internet AG                                                            10,067            216,593
                                                                                        -----------------
                                                                                              2,990,995
---------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.4%
Canon, Inc.                                                                   31,000          1,459,619
---------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                 76,000          1,041,058
                                                                                        -----------------
                                                                                              2,500,677
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
ASM International NV 1                                                        59,000            783,520
---------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                        1,100            437,326
                                                                                        -----------------
                                                                                              1,220,846
---------------------------------------------------------------------------------------------------------
SOFTWARE--0.4%
Autonomy Corp. plc 1                                                          95,679            328,119
---------------------------------------------------------------------------------------------------------
UBISoft Entertainment SA 1                                                     6,325            121,374
                                                                                        -----------------
                                                                                                449,493
---------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
---------------------------------------------------------------------------------------------------------
METALS & MINING--3.0%
Companhia Vale do Rio Doce, Sponsored ADR                                     69,000          1,328,250
---------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                 12,900          1,036,794
---------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                 28,720            773,361
                                                                                        -----------------
                                                                                              3,138,405

---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.1%
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.1%
KDDI Corp.                                                                       266          1,293,551
---------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                      26,030            506,284
---------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                    134,300            724,876
---------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                         1,180,811          2,829,798
                                                                                        -----------------
                                                                                              5,354,509
                                                                                        -----------------
Total Common Stocks (Cost $81,384,306)                                                       99,842,555
                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.0%
Federal Home Loan Bank,
1.50%, 10/1/04 (Cost $1,100,000)                                          $1,100,000          1,100,000
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.4%
Undivided interest of 0.32% in joint repurchase agreement
(Principal Amount/Value $1,446,038,000, with a maturity value of
$1,446,110,302) with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $4,593,230 on 10/1/04, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of $1,477,979,332
(Cost $4,593,000)                                                          4,593,000          4,593,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $87,077,306)                                 100.4%       105,535,555
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.4)          (442,231)
                                                                     ------------------------------------
Net Assets                                                                     100.0%   $   105,093,324
                                                                     ====================================


1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $707,250 or 0.67% of the Fund's net assets as of September 30, 2004.


Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                                   Value          Percent
---------------------------------------------------------------------------------------------
Japan                                                       $    18,879,908            17.9%
United Kingdom                                                   16,056,967            15.2
France                                                           12,572,219            11.9
United States                                                     6,548,949             6.2
Germany                                                           6,440,156             6.1
Australia                                                         6,094,448             5.8
The Netherlands                                                   5,654,745             5.4
Sweden                                                            5,308,700             5.0
India                                                             4,694,356             4.4
Brazil                                                            3,965,464             3.7
Ireland                                                           3,063,829             2.9
Italy                                                             2,662,216             2.5
Korea, Republic of South                                          2,617,784             2.5
Denmark                                                           2,071,867             2.0
Norway                                                            1,905,879             1.8
Spain                                                             1,868,201             1.8
Switzerland                                                       1,552,809             1.5
South Africa                                                      1,036,794             1.0
Mexico                                                              806,769             0.8
Lebanon                                                             707,250             0.7
Finland                                                             553,941             0.5
Israel                                                              420,390             0.4
Canada                                                               51,914              --
                                                          -----------------------------------
Total                                                       $   105,535,555           100.0%
                                                          ===================================

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 87,889,384
                                              ============

Gross unrealized appreciation                 $ 21,101,820
Gross unrealized depreciation                   (3,455,649)
                                              ------------
Net unrealized appreciation                   $ 17,646,171
                                              ============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)